Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022			$ 450		$ 127,820	$ (7,583,980)	$ 30,590	$ (7,425,120)
Balance, shares at Mar. 31, 2022	[1]		4,500,000
Foreign currency translation adjustments							18,750	18,750
Net loss						(4,263,231)		(4,263,231)
Waive of liabilities due to related parties					12,910,857			12,910,857
Balance at Mar. 31, 2023			$ 450		13,038,677	(11,847,211)	49,340	1,241,256
Balance, shares at Mar. 31, 2023	[1]		4,500,000
Foreign currency translation adjustments							1,111	1,111
Net loss						(4,899,006)		(4,899,006)
Balance at Mar. 31, 2024			$ 450		13,038,677	(16,746,217)	50,451	(3,656,639)
Balance, shares at Mar. 31, 2024	[1]		4,500,000
Treasury stock, shares at Mar. 31, 2024
Foreign currency translation adjustments							(25,038)	(25,038)
Net loss						(1,635,923)		(1,635,923)
Balance at Sep. 30, 2024			$ 450		13,038,677	(18,382,140)	25,413	(5,317,600)
Balance, shares at Sep. 30, 2024			4,500,000
Treasury stock, shares at Sep. 30, 2024
Balance at Mar. 31, 2024			$ 450		13,038,677	(16,746,217)	50,451	(3,656,639)
Balance, shares at Mar. 31, 2024	[1]		4,500,000
Treasury stock, shares at Mar. 31, 2024
Foreign currency translation adjustments							(23,847)	(23,847)
Net loss						(3,376,410)		(3,376,410)
Reverse recapitalization		$ 292	$ (45)		99,977			100,224
Reverse recapitalization, shares	[1]	2,921,281	(450,000)
Issuance of ordinary shares for conversion of convertible promissory notes payable		$ 190			11,999,810			12,000,000
Issuance of ordinary shares for conversion of convertible promissory notes payable, shares	[1]	1,900,000
Capitalization of deferred offering costs					(1,341,541)			(1,341,541)
Balance at Mar. 31, 2025		$ 482	$ 405		23,796,923	(20,122,627)	26,604	$ 3,701,787
Balance, shares at Mar. 31, 2025	[1]	4,821,281	4,050,000
Treasury stock, shares at Mar. 31, 2025
Foreign currency translation adjustments							(9,959)	$ (9,959)
Net loss						(2,383,928)		(2,383,928)
Share issued for consultancy fee		$ 25			517,475			517,500
Share issued for consultancy fee, shares		250,000
Settlement in share received from promissory note receivable				$ (32)	(714,495)			(714,527)
Settlement in share received from promissory note receivable, shares		(316,004)		316,004
Balance at Sep. 30, 2025		$ 507	$ 405	$ (32)	$ 23,599,903	$ (22,506,555)	$ 16,645	$ 1,110,873
Balance, shares at Sep. 30, 2025		4,755,277	4,050,000
Treasury stock, shares at Sep. 30, 2025				316,004				316,004

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.